RECOVERIES, COSTS AND EXPENSES - Fair value losses (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair value losses (gains) on financial instruments
Fair value losses on financial instruments	$ 562	$ 823	[1]
Foreign exchange forward contracts
Fair value losses (gains) on financial instruments
Fair value losses on financial instruments	$ 562	$ 823

[1]	The Trust has retrospectively applied IFRS 15, Revenue from Contracts with Customers (note 2(o)).